Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended		45 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flows from operating activities:
Net (loss)	$ (579,476)	$ (328,841)	$ (1,601,518)
Adjustments to reconcile net (loss) to net cash (used by) operating activities:
Derivative expense	(103,124)	0	(103,124)
Depreciation expense	650	650	1,737
Prepaid expenses	2,637	(87)	(1,133)
Security deposits	(750)	0	(750)
Accounts payable and accrued expenses	161,626	193,481	782,709
Customer deposits	0	45,000	45,000
Derivative liability	322,167	0	322,167
Common stock issued for services	39,892	1,500	142,496
Net cash (used by) operating activities	(156,378)	(88,297)	(412,416)
Cash flows from investing activities:
Purchase of equipment	0	0	(3,250)
Net cash provided by (used in) investing activities	0	0	(3,250)
Cash flows from financing activities:
Proceeds from issuance of common stock	131,250	0	131,250
Proceeds from issuance of convertible notes payable	269,040	0	269,040
Capitalized derivative costs upon conversion	15,238	0	15,238
Loans receivable - other	(96,549)	0	(96,549)
Stockholders' loans	(30,000)	13,138	15,538
Loans payable - other	(108,290)	74,290	106,000
Net cash provided by financing activities	180,689	87,428	440,517
Net increase in cash	24,311	(869)	24,851
Cash - at beginning of period	540	1,409
Cash - at end of period	24,851	540	24,851
Supplemental cash flow information:
Cash paid during the period for Interest	8,518	6,500	21,352
Cash paid during the period for Income taxes	$ 0	$ 0	$ 0